Components of other comprehensive (loss) income (Tables)	12 Months Ended
Dec. 31, 2025
Components of other comprehensive (loss) income [Abstract]
Movement on Components of Other Comprehensive Income
The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the years ended December 31,
	2023		2024		2025
Controlling interest:
Unrealized (loss) gain on equity investments at fair value, net of deferred taxes	Ps.	(967,609)	Ps.	3,485,814	Ps.	(1,639,179)
Translation effect of foreign entities		(37,399,680)		55,098,397		(18,772,267)
Remeasurement of defined benefit plan, net of deferred taxes		(3,662,102)		(27,929,881)		(26,414,854)
Assets revaluation surplus net of deferred taxes		497,628		945,822		455,357
Non-controlling interest of the items above		(3,885,410)		7,844,264		(205,123)

Other comprehensive (loss) income	Ps.	(45,417,173)	Ps.	39,444,416	Ps.	(46,576,066)